Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property and Equipment, net [Abstract]
Property and Equipment, net
7.

Property and Equipment, net
The Company

owns the

land and

building of

its principal

corporate offices

in Athens,

Greece and

three
plots of which two were acquired in 2024 from unaffiliated third parties and one in 2023 from Alpha Sigma
Shipping Corp, a

related party company,

all acquired for

corporate purposes.

Other assets consist

of office
furniture and equipment,

computer software and

hardware and vehicles.

The amount reflected

in “Property
and equipment, net” is analyzed as follows:

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment
2,006 -
2,006
- Depreciation for the year - (687) (687)
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282
- Additions in property and equipment 3,718 - 3,718
- Depreciation for the year - (825) (825)
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175